Intangible assets - Goodwill (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill [abstract]
Balance at beginning of the year	R$ 28,378,288	R$ 28,364,256	R$ 28,355,039
Additions (loss):
BW Guirapá (Note 3.c)	0	0	(22,320)
Banco PSA Finance Brasil S.A.	0	0	1,557
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	(3,284)	(490)	28,120
Produban Serviços de Informática S.A.	0	16,382	0
Others	0	(1,860)	1,860
Balance at end of the year	R$ 28,375,004	R$ 28,378,288	R$ 28,364,256